Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Detail)
¥ in Millions
12 Months Ended
		Mar. 31, 2023 JPY (¥) Property	Mar. 31, 2022 JPY (¥) Property	Mar. 31, 2021 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 243	¥ 12,749	¥ 1,067
Write-downs of the assets held for sale, number of properties | Property
Write-downs due to decline in estimated future cash flows, amount		¥ 2,054	¥ 22,917	¥ 1,953
Write-downs due to decline in estimated future cash flows, number of properties | Property
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0		¥ 0
Write-downs due to decline in estimated future cash flows, amount		¥ 1,535		¥ 331
Write-downs due to decline in estimated future cash flows, number of properties | Property		2		1
Commercial facilities other than office buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 858	¥ 1,067
Write-downs of the assets held for sale, number of properties | Property			3	5
Write-downs due to decline in estimated future cash flows, amount		¥ 51	¥ 11	¥ 189
Write-downs due to decline in estimated future cash flows, number of properties | Property		2	1	1
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 2	¥ 13	¥ 0
Write-downs of the assets held for sale, number of properties | Property		1	2
Write-downs due to decline in estimated future cash flows, amount		¥ 15	¥ 83	¥ 64
Write-downs due to decline in estimated future cash flows, number of properties | Property		19	49	2
Land undeveloped or under construction
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount				¥ 0
Write-downs due to decline in estimated future cash flows, amount				¥ 98
Write-downs due to decline in estimated future cash flows, number of properties | Property				2
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 241	¥ 11,878	¥ 0
Write-downs due to decline in estimated future cash flows, amount	[1]	¥ 453	¥ 22,823	¥ 1,271

[1]	For the “Others”, the numbers of properties are omitted. Write-downs of long-lived assets for fiscal 2021 include write-downs of ¥1,099 million of hotels. Write-downs of long-lived assets for fiscal 2022 include write-downs of ¥31,205 million of property under facility operations and others held by subsidiaries, of which ¥19,564 million related to write-downs of two coal-biomass co-fired power plants, and ¥2,331 million of two aircraft.